Net income (loss) per share and net income (loss) attributable to common stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Net income (loss) per share and net income (loss) attributable to common stockholders
Schedule of computation of the basic and diluted net income (loss) per share

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net income (loss) attributable to X Financial	774,276,129	(1,308,502,575)	825,407,023	129,524,374
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	313,757,887	321,236,089	329,230,273	329,230,273
Basic net income (loss) per share	2.47	(4.07)	2.51	0.39
Diluted effects of stock options and RSUs	5,989,505	—	7,650,808	7,650,808
Weighted average number of ordinary shares used in computing diluted EPS	319,747,392	321,236,089	336,881,082	336,881,082
Diluted net income (loss) per share	2.42	(4.07)	2.45	0.38

Schedule of instruments not included in the computation of diluted income (loss) per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
Stock options	52,405,826	52,198,603	32,139,614
Restricted stocks units	3,689,400	6,285,294	27,100,812